Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Key Revenues Streams

Key revenues streams are as below:

	For the six months ended June 30,
	2025	2026
	RMB	RMB
Insurance transaction services income	1,340,410	873,734
SaaS and technical service income	6,303	7,100
Others	1,939	4,214
Total	1,348,652	885,048